Employee Benefits (Narrative) (Details) (USD $)	12 Months Ended										12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010	Oct. 31, 2012 Restricted Stock Awards [Member]	Oct. 31, 2011 Restricted Stock Awards [Member]	Oct. 31, 2010 Restricted Stock Awards [Member]	Jul. 31, 2012 Restricted Stock Awards [Member] Maximum [Member]	Oct. 31, 2012 2005 Stock Incentive Plan [Member]	Oct. 31, 2012 2011 Stock Incentive Plan [Member]	Oct. 31, 2012 Non-employee Directors Stock Plan [Member]	Oct. 31, 2012 Non-employee Directors Stock Plan [Member] Restricted Stock Awards [Member]	Oct. 31, 2011 Non-employee Directors Stock Plan [Member] Restricted Stock Awards [Member]	Oct. 31, 2010 Non-employee Directors Stock Plan [Member] Restricted Stock Awards [Member]	Oct. 31, 2012 Non-employee Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Health insurance coverage expense	$ 3,303,968	$ 3,073,366	$ 2,604,225
Matching 401(k) contributions	229,417	83,245	76,583
Shares authorized and reserved for common stock issuance								1,000,000	500,000	250,000
Shares available for grant								20,000	127,000	66,000
Share-based compensation expense	1,440,534	893,354	942,711
Share-based compensation expense for employees				1,287,271	746,431	870,473
Share-based compensation expense for non-employee directors											153,263	146,923	72,238
Restricted share grants											44,424	30,356	22,860
Compensation cost related to unvested equity-based compensation, period (in years)				2 years 8 months 12 days
Compensation cost related to unvested equity-based compensation							$ 1,600,000
Options to purchase														3,123
Exercise price														$ 7.12
Vesting period														1 month